INDUSTRY SEGMENTS	3 Months Ended
Mar. 31, 2017
Segment Reporting [Abstract]
INDUSTRY SEGMENTS

NOTE 14. INDUSTRY SEGMENTS

This summary presents our current segments, as described below.

General Indemnity Group, LLC (“GIG”)

GIG conducts our insurance operations through its subsidiaries, Warnock and UC&S. Warnock clients are nationwide and UC&S clients are multi-state. Revenue consists of surety bond sales and insurance commissions. Currently, GIG’s corporate resources are used to support Warnock and UC&S and to make additional business acquisitions in the insurance industry.

Link Media Holdings, LLC (“LMH”)

LMH conducts our billboard rental operations. LMH advertisers are located in Alabama, Florida, Georgia, and Wisconsin.

				Total
Year Ended December 31, 2015	GIG	LMH	Unallocated	Consolidated
Revenue	$–	$713,212	$9,700	$722,912
Segment gross profit	–	483,705	9,700	493,405
Segment loss from operations	(68,417)	(380,137)	(658,324)	(1,106,878)
Capital expenditures	–	10,049,470	–	10,049,470
Depreciation and amortization	132	457,671	–	457,803

				Total
Year Ended December 31, 2016	GIG	LMH	Unallocated	Consolidated
Revenue	$679,983	$3,163,534	$–	$3,843,517
Segment gross profit	554,773	2,022,871	–	2,577,644
Segment loss from operations	(553,750)	(1,148,101)	(1,436,465)	(3,138,316)
Capital expenditures	8,872,200	9,846,200	–	18,718,400
Depreciation and amortization	120,537	1,516,604	–	1,637,141

Three Months Ended March 31, 2016 (unaudited)				Total
	GIG	LMH	Unallocated	Consolidated
Revenue	$–	$513,544	$–	$513,544
Segment gross profit	–	322,809	–	322,809
Segment loss from operations	(111,600)	(278,373)	(403,962)	(793,935)
Capital expenditures	–	7,250,935	–	7,250,935
Depreciation and amortization	132	317,328	–	317,460

Three Months Ended March 31, 2017 (unaudited)				Total
	GIG	LMH	Unallocated	Consolidated
Revenue	$855,435	$1,014,492	$–	$1,869,927
Segment gross profit	668,841	523,407	–	1,192,248
Segment loss from operations	(233,684)	(458,494)	(407,717)	(1,099,895)
Capital expenditures	–	6,117,534	–	6,117,534
Depreciation and amortization	50,679	546,014	–	596,693
				Total
As of December 31, 2015	GIG	LMH	Unallocated	Consolidated
Accounts receivable, net	$–	$276,750	$–	$276,750
Goodwill	–	4,378,664	–	4,378,664
Total assets	91,077	10,066,711	13,627,708	23,785,496

				Total
As of December 31, 2016	GIG	LMH	Unallocated	Consolidated
Accounts receivable, net	$272,357	$510,709	$–	$783,066
Goodwill	7,876,327	9,338,556	–	17,214,883
Total assets	18,926,924	21,934,616	24,790,690	65,652,230

				Total
As of March 31, 2017 (unaudited)	GIG	LMH	Unallocated	Consolidated
Accounts receivable, net	$242,325	$538,198	$–	$780,523
Goodwill	7,876,327	11,439,929	–	19,316,256
Total assets	19,139,086	23,204,433	22,128,773	64,472,292